SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
Summary Of Material Accounting Policies
SUMMARY OF MATERIAL ACCOUNTING POLICIES
2.	SUMMARY OF MATERIAL ACCOUNTING POLICIES

2.1	Basis of preparation

Compliance with International Financial Reporting Standards

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

Basis of measurement

The consolidated financial statements of the Company have been prepared on a historical cost basis.

Functional currency and presentation currency

The consolidated financial statements have been presented in Japanese yen (“JPY”), which is the functional currency of the Company and its subsidiaries. All financial information presented in Japanese yen has been rounded to the nearest thousand JPY, unless otherwise stated.

Convenience translation

Translations of amounts in the consolidated statements of financial position, consolidated statements of profit or loss and comprehensive income and consolidated statements of cash flows from JPY into US$ as of and for the year ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1 = JPY144.17, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.2	New and revised IFRS standards not yet adopted

New standards, amendments to standards and interpretations that have been issued but not yet effective and have not been early adopted by the Company during the years ended June 30, 2023, 2024 and 2025 are as follows:

Standards and amendments	Title of the IFRS Accounting Standard	Effective for annual periods beginning on or after
Amendments to IAS 21	Lack of Exchangeability	January 1, 2025
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
IFRS18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

This new or amended IFRS Accounting Standard is not expected to have a significant impact on the Company’s consolidated financial statements.

2.3	Basis of consolidation and equity accounting

Subsidiaries

A subsidiary is an entity controlled by the Company. Control is obtained when the Company is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements of the Company from the date on which control is obtained until the date on which control is lost.

All intercompany balances, transactions and unrealized gains on transactions between group companies are eliminated in the consolidated financial statements. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Company’s accounting policies, including adjustment to account for different financial reporting periods.

Any changes in ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. The difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration is directly recognized in equity and attributed to the owners of the Company. When control over a subsidiary is lost, the investment retained in the former subsidiary is remeasured at fair value as of the date when control is lost, and any gain or loss resulting from the loss of control is recognized in profit or loss.

An associate

An associate is an entity over which the Company has significant influence, but does not have control or joint control, in terms of financial and operating policies. This is generally the case where the Company holds between 20% and 50% of the voting rights.

Investments in an associate are accounted for using the equity method from the date on which significant influence or joint control is obtained until the date on which significant influence or joint control is lost. Under the equity method, investments in an associate are recognized at cost, adjusted for the Company’s share of the profit or loss and other comprehensive income of the associate from the date on which the Company obtains significant influence or joint control to the date on which the Company loses such significant influence or joint control. The Company recognizes its share of profit or loss of the investee, net of income taxes after the elimination of unrealized intercompany profits, in the consolidated statements of profit or loss and comprehensive income to the extent of the Company’s interest in these entities.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For investments accounted for using the equity method, the carrying amount of each investment is tested for impairment as a single asset, when there is objective evidence that the investments may be impaired. If any accounting policies applied by an associate differ from those applied by the Company, adjustments are made to the financial statements of the associate as necessary.

When an investment ceases to be an associate and the use of the equity method is discontinued, any gain or loss arising from discontinuation of the equity method is recognized in profit or loss.

2.4	Cash and cash equivalents

Cash and cash equivalents are defined as cash on hand, demand deposits and short-term, highly liquid investments (maturity less than 3 months) readily convertible to known amounts of cash and subject to insignificant risk of changes in value. The Company’s cash in banks is held at well capitalized financial institutions, but they are not FDIC insured; however, management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

2.5	Term deposit

Term deposit represents a deposit placed with a bank with original maturity of more than three months but less than one year. The Company’s term deposit is denominated in JPY and was deposited at a financial institution in Japan.

2.6	Inventories

Inventories consist of food and beverage. Inventories are measured at the lower of cost and net realizable value, with cost being determined using the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. At each reporting period, management estimates the provision for obsolete and slow-moving inventory which may be reversed in subsequent periods, should the value subsequently be recovered.

2.7	Accounts receivables

Accounts receivables are recognized initially at transaction price. Subsequent measurement is at amortized cost using the effective interest method, less the allowance for expected credit losses. Accounts receivable are amounts due from customers for goods sold in the ordinary course of business.

2.8	Expected credit losses

The Company has applied the simplified approach in measuring expected credit losses, as permitted by IFRS 9 Financial Instruments, on the accounts receivable and net investment in sublease. Under this approach, the Company utilizes a provision matrix based on the age of the accounts receivable and historical loss rates to determine the expected credit losses. The Company also considers forward-looking information. Therefore, the Company does not track changes in credit risk, but recognizes a loss allowance based on the financial asset’s lifetime expected credit loss.

Under IFRS 9, the expected credit losses are measured as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate.

Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery. Receivables written off are still subject to enforcement activity and pursued by the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.9	Financial assets

Initial recognition and measurement

Financial assets are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the financial assets expire, or if the Company transfers the financial asset to another party and does not retain control or substantially all risks and rewards of the asset. Purchases and sales of financial assets in the normal course of business are accounted for at settlement date (i.e., the date that the asset is delivered to or by the Company).

At initial recognition, the Company measures its financial assets at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset.

Subsequent measurement

After initial recognition, the Company classifies its financial assets as subsequently measured at either i) amortized cost, ii) fair value through other comprehensive income or iii) fair value through profit or loss on basis of both:

●	The Company’s business model for managing the financial assets;

●	The contractual cash flow characteristics of the financial asset.

Subsequent to initial recognition, financial assets are measured as described below. At each consolidated statements of financial position date, the Company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognizes a loss allowance for expected credit losses for financial assets measured at either amortized costs or at fair value through other comprehensive income. If, at the reporting date, the credit risk on financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a financial instrument has increased significantly since initial recognition, the Company measures the loss allowance for the financial instrument at an amount equal to the lifetime expected credit losses.

Financial assets at amortized cost

Financial assets are measured at amortized cost if both i) the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest of on the principal amount outstanding.

A financial asset measured at amortized cost is initially recognized at fair value plus transaction cost directly attributable to the asset. After initial recognition, the carrying amount of the financial asset measured at amortized cost is determined using the effective interest method, less any impairment losses.

Financial assets at fair value through other comprehensive income (“FVTOCI”)

On initial recognition, the Company may make an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments as at FVTOCI. Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs.

Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in the legal reserve fair value revaluation. The cumulative gain or loss is not reclassified to profit or loss on disposal of the equity investments, instead, it is transferred to retained earnings.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Financial assets at fair value through profit and loss (“FVTPL”)

Financial assets that do not meet the criteria for being measured at amortized cost or FVTOCI are measured at FVTPL.

Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘fair value gain (loss) on revaluation’ line item.

Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debt instruments is recognized in profit or loss.

Offsetting of financial instruments

A financial asset and a financial liability shall be offset and the net amount presented in the consolidated statements of financial position when, and only when, an entity (a) currently has a legally enforceable right to set off the recognized amounts; and (b) intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

2.10	Financial liabilities

Initial recognition and measurement

Financial liabilities are classified as either financial liabilities at fair value through profit or loss (derivative financial liabilities) or financial liabilities at amortized cost (accounts and other payables). All financial liabilities at amortized cost are initially recognized at the fair value of the consideration received less directly attributable transaction costs; transaction costs related to the issue of a compound financial instrument are allocated to the liability and equity components of the instruments in proportion to the allocation of proceeds.

Subsequent measurement

After initial recognition, financial liabilities are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statements of profit or loss and comprehensive income when the liabilities are paid off or otherwise eliminated as well as through the amortization process. Purchases and sales of financial liabilities are recognized at settlement date.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statements of profit or loss and comprehensive income.

2.11	Property and equipment

Property and equipment is stated at cost less accumulated depreciation charges and accumulated impairment charges. Generally, depreciation is calculated using a straight-line basis over the estimated useful life of the asset. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss and comprehensive income in the year the asset is derecognized. Residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end.

All costs that are directly attributable to bringing an asset to the location and condition necessary for it to be capable of operating in the manner intended by management, will be capitalized. These costs include direct employee benefits, rent and testing costs. Capitalization will be done until the asset is capable of operating in the manner intended by management. Repairs and maintenance costs are charged to the consolidated statements of profit or loss and comprehensive income during the period which they are incurred.

The depreciation periods for property and equipment are:

Category	Depreciation periods
Buildings	34 years
Leasehold improvements	5-15 years
Machinery and equipment	3-17 years
Vehicles	2-4 years

Land is not depreciated as it is deemed to have an indefinite life.

2.12	Deferred offering costs

Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred offering costs, as well as additional expenses to be incurred, will be charged to statements of profit or loss and comprehensive income. These costs include professional fees that are directly attributable to the Company’s IPO such as legal fees, underwriters’ fees, consulting fees, and related costs. As of June 30, 2024 and 2025, the accumulated deferred offering costs were nil and JPY207,471 thousand, respectively.

2.13	Asset retirement obligation

As part of the lease agreement between lessor and the Company, the Company has a legal obligation to remove the plant at the end of its lease term. The Company initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each consolidated statements of financial position date to reflect the current best estimate. The unwinding of the discount is recognized as interest expenses. Obligations for dismantling, removing and site restoration are discounted using a discount rate of 0.89% and 0.89% on June 30, 2024 and 2025, respectively.

2.14	Impairment of non-financial assets

Assets that have an indefinite useful life and assets not yet available for use are not subject to depreciation or amortization and are tested at least annually for impairment. Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows. Non-financial assets for which an impairment loss is recorded, are reviewed for possible reversal of the impairment at each reporting date.

2.15	Accounts payable, and other payables and accruals

Accounts payable, and other payables and accruals are initially recognized at fair value. Subsequent measurement is at amortized cost using the effective interest method.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.16	Provisions

Provisions are recognized when there is a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The expense relating to any provision is presented in the consolidated statements of profit or loss and comprehensive income net of any reimbursement.

2.17	Equity

The Company only has ordinary shares, and these are classified within equity upon issue.

Transaction costs associated with an equity transaction are accounted for as a deduction from equity to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.

2.18	Revenue recognition

In order to determine when to recognize revenue and at what amount, the Company applies the following five steps, based on transfer of control over goods to the customer:

1. Identify the contract(s) with a customer;

2. Identify the performance obligations in the contract. Performance obligations are promises in a contract to transfer to a customer goods that are distinct;

3. Determine the transaction price. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. If the consideration promised in a contract includes a variable amount, an entity must estimate the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods or services to a customer;

4. Allocate the transaction price to each performance obligation on the basis of the relative stand-alone selling prices of each distinct good or service promised in the contract;

5. Recognize revenue when a performance obligation is satisfied by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer services to a customer). For a performance obligation satisfied over time, an entity would select an appropriate measure of progress to determine how much revenue should be recognized as the performance obligation is satisfied.

All of the Company’s revenue from contracts with customers is derived from delivery of goods or implementation of service. In accordance with IFRS 15, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, commissions and business tax.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Details of revenue streams:

(a)	Consultancy and management

The Company offers club management services to clubs in Japan. The customers are clubs that are operated in Japan. The Company offers a wide range of services, including venue management, marketing, and the provision of a club operation consultancy service, to help clubs improve their profitability. The performance obligation is to deliver the agreed-upon club management service to the customer. The revenue stream is comprised of a series of interrelated services that are not separable or distinct. Therefore, there is only one performance obligation. Customers are unable to benefit from the standalone task, as they do not receive any benefits beyond the overall combination of management and consultation services that we provide. The Company has determined that each monthly club management service is distinct and satisfies the criteria for recognizing revenue over time. As a result, the Company recognizes revenues from club management services on a monthly basis when it fulfills its performance obligations throughout the contract terms, as determined by the output methods. The Company has transferred no contract assets to its clients in exchange for its club management services, and it has no right to consideration. This privilege is not contingent upon anything other than the passage of time. Base management fees and inventive management fees comprise club management revenue. The customers agree to pay a basic management fee, which is a fixed monthly fee that has been agreed upon with the customer, as well as an incentive management fee that is equivalent to 1% to 5% of the club’s monthly total revenues, as stated in the service agreements. Club management and consultancy revenue is recognized over time as services are provided to the customer. The typical payment term is 30 days from the date of invoice. The Company has no obligations for returns, refunds or similar obligations with customers.

The Company also enters into contracts with customers that generate sponsorship revenue. The performance obligation is to provide ongoing brand exposure - banners with logos in clubs, signage on client desks, generally throughout the duration of the contract period. The revenue stream is comprised of a series of interrelated services that are not separable or distinct. Therefore, there is only one performance obligation. The sponsorship revenue is recognized over time as services of brand exposure are provided. The typical payment term is 30 days from the date of invoice. The Company has no obligations for returns, refunds or similar obligations with customers.

The Company has entered into a separate contract with the with customers, to create unique entertainment formats, including hosting themed nights and seasonal events with a mix of live artists, DJs, dancers and guest performers, in the club. Each contract typically contains one single performance obligation, which is to deliver the agreed-upon services to the customer as stated in the contract and generally will be completed in one or two days. The Company generally recognizes revenue at a point in time when the designated services have been completed. The typical payment term is 30 days from the date of invoice. The Company has no obligations for returns, refunds or similar obligations with customers.

(b)	Events curation

Revenue from entertainment event management services includes revenue generated from managing concerts, tour, and outdoor events. The Company provides a range of services to the customers, including planning, designing, managing and producing all aspects of an event.

The Company accounts for a contract of event curation when it has legally enforceable rights and obligations and collectability of consideration is probable. Each contract typically contains one single performance obligation, which is to deliver a completion of set up service. The Company generally recognizes revenue at a point in time when the designated event has been accomplished. The typical payment term is 30 days from the date of invoice. The Company has no obligations for returns, refunds or similar obligations with customers.

(c)	Sub-leasing

Revenue from property sub-leasing includes income from renting out real estate and club to third parties. The Company recognizes lease payments received as revenue on a straight-line basis over the lease term. Property sub-leasing revenue is recognized according to IFRS 16. Please refer to note 2.28 for the details.

(d)	Restaurants

The Company primarily generates revenue from the operation of restaurants which provide food and beverage to customers. The Company recognizes revenue when payment is tendered at the point of sale as the performance obligation has been satisfied. The single performance obligation is satisfied at a point in time when the service or product has been delivered to the customer, no obligation is outstanding regarding that service or product, and the Company is reasonably assured that funds have been or will be collected from the customer, i.e., customers settled the amount by cash or credit card. The transaction price is clearly identifiable on the food menu and revenue is recognized net of discounts and incentives collected from customers. The Company has no obligations for returns, refunds or similar obligations with customers.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Principal versus agent revenue recognition

The Company reports revenue on a gross or net basis based on management’s assessment of whether the Company acts as a principal or agent in the transaction. The determination of whether the Company acts as a principal or an agent in a transaction is based on an evaluation of whether the Company controls the good or service before transfer to the customer. When the Company concludes that it controls the good or service before transfer to the customer, the Company is considered a principal in the transaction and records revenue on a gross basis. When the Company concludes that it does not control the good or service before transfer to the customer but arranges for another entity to provide the good or service, the Company acts as an agent and records revenue on a net basis in the amount it earns for its agency service. The Company has recognized revenue from club management services, entertainment event management services, and restaurant operation on a gross basis under IFRS 15. Revenue from property sub-leasing services is recognized in accordance with IFRS 16. Please refer to note 2.28 for the details.

2.19	Cost of revenue

Cost of revenues represent costs directly related to revenue-generating activities, including event setup and performance fee, salaries and other compensation-related expenses for operating personnel, rental expenses for equipment used for events, depreciation expenses of right-of-use assets, property and equipment for operations, foods, beverage and supplies and other costs directly attributable to the business.

2.20	Bank interest income

Bank interest income is recognized as interest accrues, using the effective interest method. For the purpose of the consolidated statements of cash flows, interest income derived from cash and cash equivalents have been presented as operating cash flows.

2.21	Government subsidies

Government subsidies are recognized as a receivable at their fair value when there is reasonable assurance that the subsidies will be received and the Company will comply with all the attached conditions.

Government subsidies receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate, on a systematic basis. Government subsidies relating to expenses are shown separately as other income in the consolidated statements of profit or loss and comprehensive income.

Government grants relating to assets are deducted against the carrying amount of the assets.

2.22	Selling and marketing expenses

Selling and marketing expenses primarily consist of advertising and promotion expenses for marketing activities, salaries and other compensation-related expenses to sales and marketing personnel. The Company expenses all advertising costs as incurred.

2.23	General and administrative expenses

General and administrative expenses primarily consist of salaries and other compensation-related expenses for management and administrative personnel, depreciation expenses of right-of-use assets, property and equipment for general corporate functions, legal and professional services fees, and other general corporate related expenses. General and administrative expenses are expensed as incurred.

2.24	Finance costs

Finance costs are recognized as interest accrues, using the effective interest method.

2.25	Employment benefit

The Company recognizes short-term employee benefits, such as salaries, bonuses and annual paid absences, as expenses at the amount expected to be paid in exchange for services when employees have rendered such services.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.26	Post-employment benefit

The costs for defined contribution plans are recognized as expenses when employees render related services.

2.27	Leases as lessee

The Company assesses whether a contract is or contains a lease at the inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is a lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which the economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

● Fixed lease payments;

● Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date.

The lease liability is presented as a separate line in the consolidated statements of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

● The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

● The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which case the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case, a revised discount rate is used).

● A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of modification.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statements of financial position.

The Company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the “Property and equipment” policy.

Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payment is recognized as an expense in the period in which the event or condition triggers those payments occur.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has not used this practical expedient. For contracts that contain lease components and one or more additional lease or non-lease components, the Company allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. The Company had no such lease arrangements during the years ended June 30, 2023, 2024 and 2025 and has none at the date of this report.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense in cost of revenues and general and administrative expenses on a straight-line basis over the lease term.

2.28	Leases as intermediate lessor

For leases where the Company is the intermediate lessor, it determines whether each lease is a finance lease or an operating lease at contract inception.

When classifying each lease, the Company makes an overall assessment of whether the lease transfers substantially all the risks and rewards of ownership of the underlying asset. The lease is classified as a finance lease in cases where the risks and rewards are transferred and as an operating lease in cases where they are not transferred. As part of this assessment, the Company considers certain indicators, such as whether the lease term covers the major part of the economic useful life of the underlying asset.

A lease is classified as a finance lease if the Company transfers substantially all the risks and rewards incidental to ownership of an asset. Leases in which the Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. For subleases, the Company, as the intermediate lessor, classifies the sublease by reference to the right-of-use asset arising from the head lease, rather than by reference to the underlying asset.

For subleases classified as finance leases, the Company derecognizes the right-of-use asset on the head lease and recognizes net investments in the sublease. Any difference between the right-of-use asset and the net investments in the sublease is recognized in profit or loss. The Company continues to account for the original lease liability. Interest income on the sublease and interest expense on the head lease is recognized during the term of the sublease.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.29	Income taxes

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate based on amounts expected to be paid to the tax authorities.

Deferred income tax is provided in full, using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to use those temporary differences and losses. The Company has assessed all its income tax amounts and provisions in the light of IFRIC 23 Accounting for Uncertain Income Taxes, and has concluded that it is probable that its particular tax treatment will be accepted in all relevant jurisdictions and thus it has determined taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

2.30	Consumption tax

The Japanese subsidiary is subject to consumption tax. The Consumption Tax Act (Act No. 108 of December 30, 1988, as amended) provides for a multi-step, broad-based tax imposed on most transactions in goods and services in Japan. Consumption tax is assessed at each stage of the manufacturing, importing, wholesale, and retail process. The current consumption tax rate is generally 10%, with an 8% rate applying to a limited number of exceptions.

2.31	Earnings per share

Basic earnings per share are calculated based on the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans, warrants issued and convertible loan agreements. However, there is not such option plans, warrants issued or convertible loan agreements in the fiscal years ended June 30, 2023, 2024 and 2025.

2.32	Related party

A related party is defined as follows:

(a) A person or a close member of that person’s family is related to the Company if that person:

(i) has control or joint control over the Company;

(ii) has significant influence over the Company; or

(iii) is a member of the key management personnel of the Company or of a parent of the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(b) An entity is related to the Company if any of the following conditions applies:

(i) The entity and the Company are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others);

(ii) One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member);

(iii) Both entities are joint ventures of the same third party;

(iv) One entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v) The entity is a post-employment benefit plan for the benefit of employees of either the Company or an entity related to the Company. If the Company is itself such a plan, the sponsoring employers are also related to the Company;

(vi) The entity is controlled or jointly controlled by a person identified in (a); or

(vii) A person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

2.33	Material accounting judgements and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods.

Key source of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period are discussed below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Allowance for ECL of accounts receivable

The Company has applied the simplified approach in IFRS 9 and use provision matrix to measure the ECL for accounts receivable. The ECL rates are based on the Company’s historical loss experience of the customers, geographical locations, product types and internal ratings, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect the ability of the debtors to settle the accounts receivable. In considering the impact of the economic environment on the expected credit losses rates, the Company assesses, for example, the country default risk. The Company adjusts the allowance matrix at each reporting date. Such estimation of the expected credit losses rates may not be representative of the actual default in the future.